BUSINESS COMBINATIONS - Additional Information - 10K (Details) - USD ($) $ in Millions			48 Months Ended
	Apr. 21, 2015	Oct. 09, 2013	Apr. 21, 2019
CBBeauty Group [Member]
Business Acquisition [Line Items]
Purchase Consideration	$ 48.6
Percentage of consideration paid	70.00%
Cash consideration, initial payment	$ 34.6
Cash consideration, period to pay remaining payment	4 years
CBBeauty Group [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Cash consideration, remaining payment			$ 14.0
The Colomer Group Participations, S.L. [Member]
Business Acquisition [Line Items]
Purchase Consideration		$ 664.5